Accrued Liabilities (Details Narrative) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended
	Mar. 14, 2023	Mar. 31, 2023
Statement [Line Items]
Related party description		As of March 31, 2023, the Company’s related party liabilities consisted of a promissory note payable to the KINS sponsor in the amount of $20 thousand for working capital. As of March 31, 2023, accrued liabilities include an estimate of approximately $1,045 thousand due to Inpixon by CXApp resulting from an agreement to reimburse Inpixon (subject to review and acceptance by the Company) for certain transaction related costs incurred by Inpixon on behalf of KINS prior to March 14, 2023. This amount is subject to an ongoing review and evaluation by the Company. Additionally, as of March 31, 2023, accrued liabilities include (i) $30 thousand for estimated costs related to transition services provided by Inpixon to CXApp and (ii) $80 thousand of reimbursable expenses incurred by Inpixon on behalf of CXApp during the period from March 15, 2023 to March 31, 2023.
Predecessor [Member]
Statement [Line Items]
Interest rate	8.00%
Predecessor [Member] | Director And Officers [Member]
Statement [Line Items]
Debt payment	$ 671
Debt issuance cost	$ 134
Successor [Member]
Statement [Line Items]
Debt owed balance		$ 538